Supplement to the
Fidelity® Variable Insurance Products
Contrafund® Portfolio, Disciplined Small Cap Portfolio, Dynamic Capital Appreciation Portfolio, Emerging Markets Portfolio, Equity-Income Portfolio, Floating Rate High Income Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Portfolio, High Income Portfolio, Index 500 Portfolio, International Capital Appreciation Portfolio, Mid Cap Portfolio, Overseas Portfolio, Stock Selector Portfolio, Value Portfolio, and Value Strategies Portfolio
Initial Class, Service Class, and Service Class 2
April 30, 2025
STATEMENT OF ADDITIONAL INFORMATION

Asher Anolic and Jason Weiner no longer serve as Co-Portfolio Managers of Dynamic Capital Appreciation Portfolio.
Asher Anolic and Jason Weiner no longer serve as Co-Portfolio Managers of Growth Portfolio.
The following information supplements information for Stock Selector Portfolio found in the "Management Contracts" section.
Matthew Reed is a research analyst and Co-Portfolio Manager of VIP Stock Selector Portfolio and receives compensation for services as a research analyst and as a portfolio manager under a single compensation plan. As of November 30, 2025, compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, and in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.
The portfolio manager's base salary is determined primarily by level of experience and skills, and performance as a research analyst and fund manager at FMR or its affiliates. A portion of the portfolio manager's bonus relates to the portfolio manager's performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant market(s) and impact on other emerging market funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) assigned to each fund or account, and within a defined peer group assigned to each fund or account, if applicable, (ii) the investment performance of other equity funds and accounts, and (iii) the pre-tax investment performance of the portfolio manager's recommendations measured against a benchmark index corresponding to the portfolio manager's assignment universe and against a broadly diversified emerging markets index. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP Stock Selector Portfolio is based on the fund's pre-tax investment performance measured against the MSCI U.S. Investable Market 2500 Index, and the pre-tax investment performance of the fund (based on the performance of the fund's Initial Class) within the Morningstar® Large Growth, Large Value, Large Blend, Mid-Cap Growth, Mid-Cap Value, and Mid-Cap Blend Categories. Another component of the portfolio manager's bonus is based on the pre-tax investment performance of the portion of the lead account's assets the portfolio manager manages measured against the MSCI U.S. IM Financials Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.
The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay and bonus opportunity tend to increase with the portfolio manager's level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that the portfolio manager's responsibilities as a portfolio manager of the fund may not be entirely consistent with the portfolio manager's responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.
Portfolio managers may receive interests in certain funds or accounts managed by FMR or one of its affiliated advisers (collectively, "Proprietary Accounts"). A conflict of interest situation is presented where a portfolio manager considers investing a client account in securities of an issuer in which FMR, its affiliates or their (or their fund clients') respective directors, officers or employees already hold a significant position for their own account, including positions held indirectly through Proprietary Accounts. Because the 1940 Act, as well as other applicable laws and regulations, restricts certain transactions between affiliated entities or between an advisor and its clients, client accounts managed by FMR or its affiliates, including accounts sub-advised by third parties, are, in certain circumstances, prohibited from participating in offerings of such securities (including initial public offerings and other offerings occurring before or after an issuer's initial public offering) or acquiring such securities in the secondary market. For example, ownership of a company by Proprietary Accounts has, in certain situations, resulted in restrictions on FMR's and its affiliates' client accounts' ability to acquire securities in the company's initial public offering and subsequent public offerings, private offerings, and in the secondary market, and additional restrictions could arise in the future; to the extent such client accounts acquire the relevant securities after such restrictions are subsequently lifted, the delay could affect the price at which the securities are acquired.
A conflict of interest situation is presented when FMR or its affiliates acquire, on behalf of their client accounts, securities of the same issuers whose securities are already held in Proprietary Accounts, because such investments could have the effect of increasing or supporting the value of the Proprietary Accounts. A conflict of interest situation also arises when FMR investment advisory personnel consider whether client accounts they manage should invest in an investment opportunity that they know is also being considered by an affiliate of FMR for a Proprietary Account, to the extent that not investing on behalf of such client accounts improves the ability of the Proprietary Account to take advantage of the opportunity. FMR has adopted policies and procedures and maintains a compliance program designed to help manage such actual and potential conflicts of interest.
The following table provides information relating to other accounts managed by Matthew Reed as of November 30, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	15	6	1
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$19,730	$1,844	$197
Assets Managed with Performance-Based Advisory Fees (in millions)	$758	none	none
* Includes VIP Stock Selector Portfolio ($602 (in millions) assets managed).
As of November 30, 2025, the dollar range of shares of VIP Stock Selector Portfolio beneficially owned by Mr. Reed was none.
The following information replaces similar information found in the "Investment Policies and Limitations" section.
Diversification
For each fund (other than VIP Growth Opportunities Portfolio, VIP Growth Portfolio, and VIP Index 500 Portfolio):
The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.
For purposes of each fund's diversification limitation discussed above, the extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described in the above limitation.
For VIP Index 500 Portfolio:
The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer; provided that the fund intends to be diversified in approximately the same proportion as the fund's underlying index is diversified.
The following information replaces similar information found in the "Investment Policies and Limitations" section.
In addition to each fund's fundamental and non-fundamental investment limitations discussed above:
In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, each fund currently intends to comply with certain diversification limits imposed by Subchapter M.
Subchapter M generally requires VIP Index 500 Portfolio to invest no more than 25% of its total assets in securities of any one issuer or in the securities of certain publicly-traded partnerships and to invest at least 50% of its total assets so that (a) no more than 5% of VIP Index 500 Portfolio's total assets are invested in securities of any one issuer, and (b) VIP Index 500 Portfolio does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of VIP Index 500 Portfolio's taxable year.
Alexandre Karam no longer serves as Co-Portfolio Manager of High Income Portfolio.
The following information supplements information for Contrafund® Portfolio found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Nidhi Gupta as of April 30, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	17	1
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$62,676	$31,168	$1
Assets Managed with Performance-Based Advisory Fees (in millions)	$20,250	none	none
* Includes assets of VIP Contrafundâ„  Portfolio managed by Ms. Gupta ($23,591 (in millions) assets managed).
As of April 30, 2025, the dollar range of shares of VIP Contrafundâ„  Portfolio beneficially owned by Ms. Gupta was none.
The following information supplements information for Dynamic Capital Appreciation Portfolio found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Zach Turner as of April 30, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$14,918	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$14,669	none	none
* Includes VIP Dynamic Capital Appreciation Portfolio ($249 (in millions) assets managed).
As of April 30, 2025, the dollar range of shares of VIP Dynamic Capital Appreciation Portfolio beneficially owned by Mr. Turner was none.
The following information supplements information for Growth Portfolio found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Daniel Kelley as of April 30, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	1	1
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$62,477	$452	$2
Assets Managed with Performance-Based Advisory Fees (in millions)	$5,693	none	none
* Includes VIP Growth Portfolio ($9,812 (in millions) assets managed).
As of April 30, 2025, the dollar range of shares of VIP Growth Portfolio beneficially owned by Mr. Kelley was none.
The following table provides information relating to other accounts managed by Christopher Lin as of April 30, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	14	1	1
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$83,435	$4,480	$355
Assets Managed with Performance-Based Advisory Fees (in millions)	$34,178	none	none
* Includes VIP Growth Portfolio ($9,812 (in millions) assets managed).
As of April 30, 2025, the dollar range of shares of VIP Growth Portfolio beneficially owned by Mr. Lin was none.

VIPIS2-SSTK-0126-205-1.483795.205	January 16, 2026

SAIStickerMaster
Supplement to the
Fidelity® Variable Insurance Products
Contrafund® Portfolio, Disciplined Small Cap Portfolio, Dynamic Capital Appreciation Portfolio, Equity-Income Portfolio, Floating Rate High Income Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Portfolio, High Income Portfolio, Mid Cap Portfolio, Stock Selector Portfolio, Value Portfolio, and Value Strategies Portfolio
Investor Class
April 30, 2025
STATEMENT OF ADDITIONAL INFORMATION

Asher Anolic and Jason Weiner no longer serve as Co-Portfolio Managers of Dynamic Capital Appreciation Portfolio.
Asher Anolic and Jason Weiner no longer serve as Co-Portfolio Managers of Growth Portfolio.
The following information supplements information for Stock Selector Portfolio found in the "Management Contracts" section.
Matthew Reed is a research analyst and Co-Portfolio Manager of VIP Stock Selector Portfolio and receives compensation for services as a research analyst and as a portfolio manager under a single compensation plan. As of November 30, 2025, compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, and in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.
The portfolio manager's base salary is determined primarily by level of experience and skills, and performance as a research analyst and fund manager at FMR or its affiliates. A portion of the portfolio manager's bonus relates to the portfolio manager's performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant market(s) and impact on other emerging market funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) assigned to each fund or account, and within a defined peer group assigned to each fund or account, if applicable, (ii) the investment performance of other equity funds and accounts, and (iii) the pre-tax investment performance of the portfolio manager's recommendations measured against a benchmark index corresponding to the portfolio manager's assignment universe and against a broadly diversified emerging markets index. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. The portion of the portfolio manager's bonus that is linked to the investment performance of VIP Stock Selector Portfolio is based on the fund's pre-tax investment performance measured against the MSCI U.S. Investable Market 2500 Index, and the pre-tax investment performance of the fund (based on the performance of the fund's Initial Class) within the Morningstar® Large Growth, Large Value, Large Blend, Mid-Cap Growth, Mid-Cap Value, and Mid-Cap Blend Categories. Another component of the portfolio manager's bonus is based on the pre-tax investment performance of the portion of the lead account's assets the portfolio manager manages measured against the MSCI U.S. IM Financials Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.
The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay and bonus opportunity tend to increase with the portfolio manager's level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that the portfolio manager's responsibilities as a portfolio manager of the fund may not be entirely consistent with the portfolio manager's responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.
Portfolio managers may receive interests in certain funds or accounts managed by FMR or one of its affiliated advisers (collectively, "Proprietary Accounts"). A conflict of interest situation is presented where a portfolio manager considers investing a client account in securities of an issuer in which FMR, its affiliates or their (or their fund clients') respective directors, officers or employees already hold a significant position for their own account, including positions held indirectly through Proprietary Accounts. Because the 1940 Act, as well as other applicable laws and regulations, restricts certain transactions between affiliated entities or between an advisor and its clients, client accounts managed by FMR or its affiliates, including accounts sub-advised by third parties, are, in certain circumstances, prohibited from participating in offerings of such securities (including initial public offerings and other offerings occurring before or after an issuer's initial public offering) or acquiring such securities in the secondary market. For example, ownership of a company by Proprietary Accounts has, in certain situations, resulted in restrictions on FMR's and its affiliates' client accounts' ability to acquire securities in the company's initial public offering and subsequent public offerings, private offerings, and in the secondary market, and additional restrictions could arise in the future; to the extent such client accounts acquire the relevant securities after such restrictions are subsequently lifted, the delay could affect the price at which the securities are acquired.
A conflict of interest situation is presented when FMR or its affiliates acquire, on behalf of their client accounts, securities of the same issuers whose securities are already held in Proprietary Accounts, because such investments could have the effect of increasing or supporting the value of the Proprietary Accounts. A conflict of interest situation also arises when FMR investment advisory personnel consider whether client accounts they manage should invest in an investment opportunity that they know is also being considered by an affiliate of FMR for a Proprietary Account, to the extent that not investing on behalf of such client accounts improves the ability of the Proprietary Account to take advantage of the opportunity. FMR has adopted policies and procedures and maintains a compliance program designed to help manage such actual and potential conflicts of interest.
The following table provides information relating to other accounts managed by Matthew Reed as of November 30, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	15	6	1
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$19,730	$1,844	$197
Assets Managed with Performance-Based Advisory Fees (in millions)	$758	none	none
* Includes VIP Stock Selector Portfolio ($602 (in millions) assets managed).
As of November 30, 2025, the dollar range of shares of VIP Stock Selector Portfolio beneficially owned by Mr. Reed was none.
Alexandre Karam no longer serves as Co-Portfolio Manager of High Income Portfolio.
The following information supplements information for Contrafund® Portfolio found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Nidhi Gupta as of April 30, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	17	1
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$62,676	$31,168	$1
Assets Managed with Performance-Based Advisory Fees (in millions)	$20,250	none	none
* Includes assets of VIP Contrafundâ„  Portfolio managed by Ms. Gupta ($23,591 (in millions) assets managed).
As of April 30, 2025, the dollar range of shares of VIP Contrafundâ„  Portfolio beneficially owned by Ms. Gupta was none.
The following information supplements information for Dynamic Capital Appreciation Portfolio found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Zach Turner as of April 30, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$14,918	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$14,669	none	none
* Includes VIP Dynamic Capital Appreciation Portfolio ($249 (in millions) assets managed).
As of April 30, 2025, the dollar range of shares of VIP Dynamic Capital Appreciation Portfolio beneficially owned by Mr. Turner was none.
The following information supplements information for Growth Portfolio found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Daniel Kelley as of April 30, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	1	1
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$62,477	$452	$2
Assets Managed with Performance-Based Advisory Fees (in millions)	$5,693	none	none
* Includes VIP Growth Portfolio ($9,812 (in millions) assets managed).
As of April 30, 2025, the dollar range of shares of VIP Growth Portfolio beneficially owned by Mr. Kelley was none.
The following table provides information relating to other accounts managed by Christopher Lin as of April 30, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	14	1	1
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$83,435	$4,480	$355
Assets Managed with Performance-Based Advisory Fees (in millions)	$34,178	none	none
* Includes VIP Growth Portfolio ($9,812 (in millions) assets managed).
As of April 30, 2025, the dollar range of shares of VIP Growth Portfolio beneficially owned by Mr. Lin was none.

VIPINV-SSTK-0126-164-1.825687.164	January 16, 2026